ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2011 and 2010 by pledges of certain residential mortgage loans totaling $39.2 million and $34.1 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing
	year ending
Interest rate range	December 31,	2011	2010
(at fixed rates)		(Dollars in thousands)

2.94% - 5.18%	2012	$461	$1,150
3.13%	2013	672	-
1.50% - 4.84%	2014	2,357	2,291
4.31% - 5.36%	2015	4,400	5,965
4.07% - 5.25%	2016	10,966	667
5.27% - 5.35%	2017	1,433	1,969
1.38% - 4.18%	2018	4,399	6,024
1.81%	2020	6,639	9,234

		$31,327	$27,300

Weighted-average interest rate		3.63%	3.64%

The borrowings require principal payments as follows:

	2011	2010

2011	$-	$4,274
2012	5,330	4,409
2013	5,527	4,254
2014	5,731	4,061
2015	5,943	3,166
Thereafter	8,796	7,136

	$31,327	$27,300